Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Redeemable Convertible Preferred Stock (Senior) [Member]	Redeemable Convertible Preferred Stock (Senior) [Member] Common Stock [Member]	Redeemable Convertible Preferred Stock (Senior) [Member] Additional Paid-in Capital [Member]	Junior Convertible, and senior Redeemable Convertible Preferred Stock [Member]	Junior Convertible, and senior Redeemable Convertible Preferred Stock [Member] Convertible Preferred Stock (Junior) [Member]	Junior Convertible, and senior Redeemable Convertible Preferred Stock [Member] Redeemable Convertible Preferred Stock (Senior) [Member]
Beginning balance at Dec. 31, 2011									$ 54,658
Beginning balance at Dec. 31, 2011	(54,853)		8,811	83	(63,747)
Beginning balance (in shares) at Dec. 31, 2011									90,267
Beginning balance (in shares) at Dec. 31, 2011		9,097
Private placement of convertible preferred stock										1,326	23,965
Private placement of convertible preferred stock (shares)										3,501,400	3,518,199
Net loss	(6,701)				(6,701)
Other comprehensive income	5			5
Stock-based compensation	144		144
Conversion of preferred stock to common stock	54,715		54,715						(54,715)
Conversion of preferred stock to common stock (shares)		458,070							(90,267)
Accretion to redemption value of redeemable convertible preferred stock	(942)		(942)						942
Ending balance at Dec. 31, 2012									26,176
Ending balance at Dec. 31, 2012	(7,632)		62,728	88	(70,448)
Ending balance (in shares) at Dec. 31, 2012									7,019,599
Ending balance (in shares) at Dec. 31, 2012		467,167
Private placement of convertible preferred stock						905		905			50,996
Private placement of convertible preferred stock (shares)											6,693,808
Net loss	(32,718)				(32,718)
Other comprehensive income	8			8
Exercise of stock options, net of repurchase liability	135		135
Exercise of stock options, net of repurchase liability (shares)	139,071	139,071
Stock-based compensation	948		948
Amortization of deemed dividend	(64)
Accretion to redemption value of redeemable convertible preferred stock	(6,303)		(6,303)						6,303
Ending balance at Dec. 31, 2013									83,475
Ending balance at Dec. 31, 2013	(44,657)		58,413	96	(103,166)
Ending balance (in shares) at Dec. 31, 2013									13,713,407
Ending balance (in shares) at Dec. 31, 2013		606,238
Private placement of convertible preferred stock											18,167
Private placement of convertible preferred stock (shares)											2,296,016
Net loss	(20,914)				(20,914)
Other comprehensive income	(1)			(1)
Exercise of stock options, net of repurchase liability	52		52
Stock-based compensation	1,108		1,108
Amortization of deemed dividend	(4,744)		(4,744)						4,744
Conversion of preferred stock to common stock						110,796	1	110,795			(110,796)
Conversion of preferred stock to common stock (shares)							16,009,423				(16,009,423)
Accretion to redemption value of redeemable convertible preferred stock	(4,410)		(4,410)						4,410
Adjustment for fractional shares
Adjustment for fractional shares (shares)		84
Initial public offering, net issuance costs	51,933	1	51,932
Initial public offering, net issuance costs (shares)		5,175,000
Ending balance at Jun. 30, 2014	$ 89,163	$ 2	$ 213,146	$ 95	$ (124,080)
Ending balance (in shares) at Jun. 30, 2014		21,790,745